UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21824

Mount Vernon Securities Lending Trust

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson, Treasurer

800 Nicollet Mall, BC-MN-H05O

Minneapolis, MN 55402

(Name and address of agent for service)

(800) 677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2012

Date of reporting period: June 30, 2012

2012 Semiannual Report

MOUNT VERNON SECURITIES LENDING TRUST

Prime

Portfolio

NOT FDIC INSURED	NO BANK GUARANTEE	MAY LOSE VALUE

MOUNT VERNON SECURITIES LENDING TRUST 2012 Semiannual Report

HOLDINGS SUMMARY

Portfolio Allocation as of June 30, 2012 [1] (% of net assets)
Certificates of Deposit	23.6%
Government Agency Repurchase Agreements	14.1
Other Notes	13.6
Financial Company Commercial Paper	12.3
Government Agency Debt	11.5
Variable Rate Demand Notes	10.1
Asset Backed Commercial Paper	7.8
Investment Companies	3.5
Other Repurchase Agreement	2.3
Treasury Repurchase Agreement	1.2

100.0%

[1]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

EXPENSE EXAMPLE

As a shareholder of Mount Vernon Securities Lending Prime Portfolio (the “portfolio”), you incur ongoing administrative costs. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the portfolio at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The first line provides the actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the portfolio to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides the hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Prime Portfolio
	Beginning Account Value (01/01/2012)	Ending Account Value (06/30/2012)	Expenses Paid During Period[2] (01/01/2012 to 06/30/2012)
Actual [3]	$1,000.00	$1,001.40	$0.10
Hypothetical (5% return before expenses)	$1,000.00	$1,024.76	$0.10

[2]

Expenses are equal to the portfolio’s annualized expense ratio for the six-month period of 0.02%, multiplied by the average account value over the period, multiplied by the number of days in the period/366 (to reflect the one-half year period).

[3]	Based on the actual return for the six-month period ended June 30, 2012 of 0.14%.

MOUNT VERNON SECURITIES LENDING TRUST 2012 Semiannual Report            1

Schedule of INVESTMENTS June 30, 2012 (unaudited), all dollars are rounded to thousands (000)

DESCRIPTION	PAR	VALUE >
Certificates of Deposit – 23.6%
Bank of Nova Scotia/Houston r
0.330%, 07/13/2012	$50,000	$50,000
0.470%, 09/10/2012	75,000	75,000
0.321%, 12/05/2012	49,000	49,000
Canadian Imperial Bank of Commerce/NY
0.219%, 07/13/2012	50,000	50,000
0.668%, 12/07/2012 r	17,000	17,023
Credit Suisse/NY
0.300%, 07/05/2012	40,000	40,001
Deutsche Bank/NY
0.220%, 07/05/2012	50,000	50,000
DnB Bank/NY
0.290%, 09/05/2012	50,000	50,000
0.460%, 12/07/2012 r	50,000	50,000
National Australia Bank/NY r
0.291%, 10/12/2012	20,000	20,000
0.569%, 10/12/2012	37,650	37,650
0.519%, 04/12/2013	39,000	39,000
0.537%, 05/29/2013	25,000	25,000
Nordea Bank Finland/NY
0.600%, 07/30/2012	10,000	10,003
Rabobank Nederland/NY
0.619%, 07/13/2012	50,000	50,000
0.566%, 07/19/2012	10,000	10,001
0.430%, 09/17/2012	50,000	50,000
0.566%, 11/16/2012 r	25,000	25,003
Royal Bank of Canada/NY r
0.550%, 09/10/2012	102,500	102,530
0.470%, 03/05/2013	60,000	60,000
Skandinaviska Enskilda Banken/NY
0.490%, 07/10/2012	35,000	35,000
0.430%, 08/28/2012	40,000	40,000
0.591%, 12/11/2012 r	50,000	50,000
Sumitomo Mitsui Bank/NY
0.250%, 04/12/2013 r	55,000	55,000
Svenska Handelsbanken/NY
0.180%, 07/02/2012	50,000	50,000
0.255%, 07/24/2012	50,000	50,000
Toronto Dominion Bank/NY r
0.314%, 12/20/2012	60,000	60,000
0.466%, 02/04/2013	60,000	60,000
Westpac Banking/NY r
0.269%, 11/05/2012	58,500	58,500
0.494%, 11/21/2012	10,600	10,600

Total Certificates of Deposit (Cost: $1,329,311)		1,329,311

Other Notes – 13.6%
American Honda Finance ¡
0.687%, 08/28/2012	23,415	23,429
0.836%, 11/07/2012 r	13,900	13,924
Australia & New Zealand Banking Group
0.440%, 10/04/2012 r ¡	49,000	49,000
Commonwealth Bank of Australia r ¡
0.616%, 08/24/2012	11,000	11,000
1.250%, 11/20/2012	14,000	14,026
Credit Suisse/NY
3.450%, 07/02/2012	2,245	2,245

DESCRIPTION	PAR	VALUE >
General Electric Capital
0.636%, 07/27/2012	$43,050	$43,054
0.596%, 08/02/2012	8,730	8,731
1.158%, 11/01/2012 r	33,887	33,882
1.039%, 01/07/2013 r	5,100	5,117
1.317%, 01/15/2013 r	2,150	2,159
0.616%, 05/08/2013 r	22,050	22,080
1.367%, 05/22/2013 r	825	831
1.068%, 06/19/2013 r	31,500	31,686
HSBC Bank
0.916%, 08/03/2012 ¡	4,200	4,202
International Bank for Reconstruction & Development
0.240%, 07/25/2012	75,000	75,000
International Finance r
0.325%, 01/25/2013	10,000	10,000
0.309%, 01/30/2013	4,000	4,000
Metropolitan Life Global Funding ¡
0.594%, 07/06/2012	49,500	49,500
0.687%, 08/13/2012	25,445	25,447
1.593%, 09/17/2012	2,000	2,004
0.589%, 10/10/2012 r	38,000	38,000
Metropolitan Life Institutional Funding ¡
0.869%, 07/12/2012	13,600	13,602
0.868%, 12/07/2012 r	6,800	6,811
0.718%, 04/03/2013 r	49,850	49,851
Nordea Bank ¡
0.637%, 08/17/2012	65,000	65,000
0.637%, 11/16/2012 r	39,000	39,021
Svenska Handelsbanken ¡
0.548%, 08/07/2012	15,000	15,000
0.636%, 08/09/2012	50,000	50,000
Westpac Banking
0.391%, 09/13/2012 r ¡	53,250	53,250

Total Other Notes (Cost: $761,852)		761,852

Financial Company Commercial Paper – 12.3%
Australia & New Zealand Banking Group r ¡
0.323%, 08/17/2012	75,000	75,000
0.516%, 05/01/2013	53,700	53,700
Commonwealth Bank of Australia r ¡
0.627%, 11/16/2012	50,000	50,000
0.321%, 12/10/2012	50,000	49,996
0.517%, 05/17/2013	50,000	50,000
0.517%, 05/17/2013	9,000	9,000
Credit Suisse €
0.230%, 07/13/2012	44,000	43,997
0.300%, 08/23/2012	25,000	24,989
Nordea North America
0.280%, 08/10/2012 €	40,000	39,987
Reckitt Benckiser Treasury Services ¡€
0.501%, 07/09/2012	25,000	24,997
0.351%, 09/20/2012	35,000	34,972
0.341%, 11/08/2012	25,260	25,229
Sumitomo Mitsui Banking
0.150%, 07/06/2012 ¡€	67,650	67,499

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST 2012 Semiannual Report            2

Schedule of INVESTMENTS June 30, 2012 (unaudited), all dollars are rounded to thousands (000)

DESCRIPTION	PAR	VALUE >
Toyota Motor Credit €
0.401%, 08/08/2012	$30,000	$29,987
0.381%, 09/19/2012	30,000	29,975
0.381%, 11/05/2012	30,000	29,960
Westpac Banking
0.570%, 03/04/2013 r¡	49,500	49,500

Total Financial Company Commercial Paper (Cost: $688,788)		688,788

Government Agency Debt r—11.5%
Federal Home Loan Bank
0.220%, 07/19/2012	100,000	99,997
0.185%, 07/25/2012	75,000	75,000
0.210%, 08/24/2012	100,000	100,000
0.210%, 08/24/2012	50,000	50,000
0.210%, 09/05/2012	5,000	5,000
0.225%, 09/07/2012	50,000	50,000
0.190%, 09/17/2012	75,000	74,997
0.200%, 09/19/2012	125,000	124,997
0.250%, 10/15/2012	65,000	65,000

Total Government Agency Debt (Cost: $644,991)		644,991

Variable Rate Demand Notes r—10.1%
Aurora Hospital Revenue, The Children’s Hospital Association, Series 2008C (LOC: Wells Fargo Bank) 0.160%, 07/06/2012	13,980	13,980
California Health Facilities Financing Authority, St. Joseph Health System, Series 2011D (LOC: Wells Fargo Bank) 0.130%, 07/06/2012	37,200	37,200
Colorado Springs, Colorado Springs Fine Arts Center, Series 2006 (LOC: Wells Fargo Bank) 0.280%, 07/06/2012	4,940	4,940
District of Columbia, Carnegie Endowment for International Peace, Series 2006 (LOC: Wells Fargo Bank) 0.170%, 07/06/2012	33,250	33,250
District of Columbia, Georgetown University, Series 2009C (LOC: TD Bank) 0.130%, 07/06/2012	8,250	8,250
District of Columbia, The House on F Street, Series 2001 (LOC: Bank of New York Mellon) 0.180%, 07/06/2012	7,500	7,500
Franklin County, Health Care Facilities Improvement Revenue, Ohio Presbyterian Retirement Services, Series 2006A (AMT)(LOC: PNC Bank) 0.150%, 07/06/2012	18,250	18,250
Halifax Hospital Medical Center, Daytona Beach, Series 2008 (LOC: JP Morgan Chase & Co.) 0.180%, 07/06/2012	49,600	49,600
Hamilton County Hospital Facilities, Elizabeth Gamble Deaconess Home Association, Series 2002B (LOC: PNC Bank) 0.150%, 07/06/2012	7,600	7,600
Illinois Development Finance Authority, Lyric Opera of Chicago, Series 1994 (LOC: Bank One) (LOC: Harris Trust & Savings Bank) (LOC: Northern Trust Company) 0.170%, 07/06/2012	4,000	4,000
Illinois Finance Authority, The Carle Foundation, Series 2009C (LOC: Northern Trust Company) 0.150%, 07/06/2012	10,500	10,500

DESCRIPTION	PAR	VALUE >
Illinois State Toll Highway Authority, Series 2007 A-1B (LOC: PNC Bank) 0.190%, 07/06/2012	$12,000	$12,000
Indiana Development Finance Authority, Indianapolis Museum of Art, Series 2002 (LOC: Bank One) 0.140%, 07/06/2012	11,400	11,400
Indiana Finance Authority Hospital Revenue, Parkview Health System, Series 2009D (LOC: Wells Fargo Bank) 0.130%, 07/06/2012	14,600	14,600
Indiana Finance Authority, Depauw University, Series 2008B (LOC: PNC Bank) 0.170%, 07/06/2012	8,000	8,000
Indiana Finance Authority, Health System Revenue, Sisters of St. Francis Health Services, Series 2008F (LOC: Bank of New York Mellon) 0.140%, 07/06/2012	27,000	27,000
Indiana Finance Authority, Health System Revenue, Sisters of St. Francis Health Services, Series 2008J (LOC: Wells Fargo Bank) 0.140%, 07/06/2012	9,200	9,200
Iowa Finance Authority, Wesley Retirement Services, Series 2006 (LOC: Wells Fargo Bank) 0.160%, 07/06/2012	3,195	3,195
Kentucky Economic Development Finance Authority, Hospital Facilities, Baptist Healthcare System, Series 2009B-3 (LOC: Branch Banking & Trust) 0.140%, 07/06/2012	9,000	9,000
Louisiana Public Facilities Authority, CHRISTUS Health, Series 2009B-1 (LOC: Bank of New York Mellon) 0.150%, 07/06/2012	15,000	15,000
Louisiana Public Facilities Authority, CHRISTUS Health, Series 2009B-2 (LOC: Bank of New York Mellon) 0.150%, 07/06/2012	3,900	3,900
Maryland State Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series 2007A (LOC: Wachovia Bank) 0.150%, 07/06/2012	21,915	21,915
Maryland State Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, Series 1985A (LOC: JP Morgan Chase Bank & Co.) 0.170%, 07/06/2012	2,750	2,750
Michigan State Building Authority, Series 2007I (LOC: JP Morgan Chase & Co.) 0.160%, 07/06/2012	5,800	5,800
Middletown Educational Buildings Revenue, Christian Academy of Louisville, Series 2004 (LOC: JP Morgan Chase & Co.) 0.230%, 07/06/2012	4,945	4,945
Minneapolis & St. Paul Housing, Allina Health System, Series 2007C-1 (LOC: Wells Fargo Bank) 0.160%, 07/06/2012	18,400	18,400
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2010C 0.110%, 07/06/2012	10,000	10,000
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2010F 0.110%, 07/06/2012	25,500	25,500
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2010G 0.140%, 07/02/2012	11,055	11,055
Mobile Downtown Redevelopment Authority, Gulf Opportunity Zone Revenue, Austral USA, Series 2011A (LOC: National Australia Bank) 0.190%, 07/06/2012	4,000	4,000

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST 2012 Semiannual Report            3

Schedule of INVESTMENTS June 30, 2012 (unaudited), all dollars are rounded to thousands (000)

DESCRIPTION	PAR	VALUE >
Mobile Downtown Redevelopment Authority, Gulf Opportunity Zone Revenue, Austral USA, Series 2011B (LOC: Australia & New Zealand Banking Group) 0.190%, 07/06/2012	$8,000	$8,000
New Hampshire Higher Educational & Health Facilities Authority, Hunt Community, Series 1996 (LOC: TD Bank) 0.150%, 07/06/2012	9,025	9,025
New York State Housing Finance Agency, Gotham West Housing Revenue, Series 2011A-2 (LOC: Wells Fargo Bank) 0.140%, 07/06/2012	12,740	12,740
North Broward Hospital District, Broward Health, Series 2008A (LOC: TD Bank) 0.150%, 07/06/2012	35,920	35,920
Ohio State Air Quality Development Authority, Ohio Valley Electric, Series 2009B (LOC: Bank of Nova Scotia) 0.160%, 07/06/2012	8,700	8,700
Ohio State Higher Education Facility, Case Western Reserve University, Series 2008A (LOC: PNC Bank) 0.170%, 07/06/2012	8,000	8,000
Parma Hospital Revenue, Parma Community General Hospital, Series 2006A (LOC: PNC Bank) 0.150%, 07/06/2012	6,030	6,030
Philadelphia School District/PA, Series 2010G (General Obligation)(STAID)(LOC: Wells Fargo Bank) 0.160%, 07/06/2012	22,075	22,075
St. Joseph County Hospital Authority, Memorial Health System, Series 2008A (LOC: JP Morgan Chase Bank) 0.180%, 07/06/2012	12,900	12,900
South Carolina Jobs-Economic Development Authority, AnMed Health, Series 2009C (LOC Branch Banking & Trust) 0.170%, 07/06/2012	4,940	4,940
Sweetwater County Pollution Control, PacifiCorp, Series 1992A (LOC: Wells Fargo Bank) 0.180%, 07/06/2012	1,300	1,300
Virginia Small Business Financing Authority, Carilion Clinic, Series 2008B (LOC: PNC Bank) 0.150%, 07/02/2012	11,145	11,145
Virginia Small Business Financing Authority, Hampton University, Series 2008A (LOC: PNC Bank) 0.110%, 07/06/2012	11,000	11,000
Wisconsin Health & Educational Facilities Authority, Goodwill Industries of North Central Wisconsin, Series 2005 (LOC: Wells Fargo Bank) 0.180%, 07/06/2012	4,335	4,335

Total Variable Rate Demand Notes (Cost: $568,840)		568,840

Asset Backed Commercial Paper ¡ —7.8%
Fairway Finance
0.279%, 07/05/2012 €	50,000	50,000
0.279%, 09/06/2012 r	15,000	15,000
0.271%, 10/15/2012 r	39,000	39,000
Jupiter Securitization Company
0.160%, 07/02/2012 €	36,982	36,982
Liberty Street Funding
0.150%, 07/02/2012 €	32,897	32,897
Manhattan Asset Funding Company €
0.210%, 07/09/2012	20,000	19,999
0.204%, 07/10/2012	45,250	45,248
0.220%, 07/24/2012	10,000	9,998

DESCRIPTION	PAR	VALUE >
Market Street Funding
0.180%, 07/05/2012 €	$40,000	$39,999
Nieuw Amsterdam Receivables €
0.200%, 07/10/2012	10,000	9,999
0.250%, 07/16/2012	40,000	39,996
0.200%, 07/23/2012	48,132	48,126
Sheffield Receivables €
0.200%, 07/13/2012	14,852	14,851
0.250%, 08/07/2012	36,250	36,241
Variable Funding Capital
0.150%, 07/05/2012 €	1,200	1,200

Total Asset Backed Commercial Paper (Cost: $439,536)		439,536

Government Agency Repurchase Agreements—14.1%
Deutsche Bank Securities 0.200%, dated 06/29/2012, matures 07/02/2012, repurchase price $295,505 (collateralized by government agency debt: Total fair value $300,900)	295,000	295,000
HSBC Securities (USA) 0.180%, dated 06/29/2012, matures 07/02/2012, repurchase price $50,001 (collateralized by government agency debt: Total fair value $51,005)	50,000	50,000
ING Financial Markets 0.170%, dated 06/29/2012, matures 07/02/2012, repurchase price $200,003 (collateralized by government agency debt: Total fair value $204,002)	200,000	200,000
Societe Generale/NY 0.170%, dated 06/29/2012, matures 07/02/2012, repurchase price $250,004 (collateralized by various government agency debt: Total fair value $255,000)	250,000	250,000

Total Government Agency Repurchase Agreements (Cost: $795,000)		795,000

Other Repurchase Agreement—2.3%
J.P. Morgan Securities 0.290%, dated 06/04/2012, matures 07/05/2012, repurchase price $130,006 (collateralized by various securities: Total fair value $136,500) (Cost: $130,000)	130,000	130,000

Treasury Repurchase Agreement—1.2%
Credit Suisse Securities (USA) 0.150%, dated 06/29/2012, matures 07/02/2012, repurchase price $67,820 (collateralized by U.S. Treasury obligations: Total fair value $69,176) (Cost: $67,819)	67,819	67,819

	SHARES
Investment Companies Ω—3.5%
Dreyfus Institutional Cash Advantage Fund, Institutional Shares, 0.132%	55,372,009	55,372
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.193%	66,357,438	66,357
HSBC Prime Money Market Fund, Class I Shares, 0.145%	47,419,495	47,420
J.P. Morgan Prime Money Market Fund, Capital Shares, 0.174%	26,177,987	26,178

Total Investment Companies (Cost: $195,327)		195,327

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST 2012 Semiannual Report            4

Schedule of INVESTMENTS June 30, 2012 (unaudited), all dollars are rounded to thousands (000)

VALUE >
Total Investments ▲ - 100.0% (Cost: $5,621,464)	$5,621,464

Other Assets and Liabilities, Net – 0.0%	454

Total Net Assets—100.0%	$5,621,918

>	Securities are valued in accordance with the procedures described in note 2 in Notes to Financial Statements.
r	Variable Rate Security—The rate shown is the rate in effect as of June 30, 2012.
¡	Security purchased within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold to dealers in that program or other “qualified institutional buyers”. As of June 30, 2012, the value of these investments was $1,452,496, or 25.8% of total net assets.
€	Discounted Security—Security makes no periodic interest payments but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.
Ω	The rate shown is the annualized seven-day effective yield as of June 30, 2012.
▲	On June 30, 2012, the cost of investments for federal income tax purposes was approximately $5,621,464. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

AMT – Alternative Minimum Tax. As of June 30, 2012, the total value of securities subject to AMT was $18,250 or 0.3% of total net assets.

LOC – Letter of Credit

STAID – State Aid Withholding

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST 2012 Semiannual Report            5

Statement of ASSETS AND LIABILITIES June 30, 2012 (unaudited), all dollars and shares are rounded to thousands (000), except per share data

Prime Portfolio
ASSETS:
Investments in securities, at value (note 2)	$4,628,645
Repurchase agreements, at value (note 2)	992,819
Cash	4
Receivable for dividends and interest	1,948

Total assets	5,623,416

LIABILITIES:
Dividends payable	1,394
Payable to affiliates (note 3)	104

Total liabilities	1,498

Net assets	$5,621,918

COMPOSITION OF NET ASSETS:
Portfolio capital	$5,628,272
Distributions in excess of net investment income	(3)
Accumulated net realized loss on investments (note 2)	(6,351)

Net assets	$5,621,918

Shares issued and outstanding ($0.01 par value-unlimited shares authorized)	5,628,272
Net asset value, offering price, and redemption price per share	$1.00

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST 2012 Semiannual Report            6

Statement of OPERATIONS For the six-month period ended June 30, 2012 (unaudited), all dollars are rounded to thousands (000)

Prime Portfolio
INVESTMENT INCOME:
Interest income	$10,090

Total investment income	10,090

EXPENSES (note 3):
Administration fees	679

Total expenses	679

Investment income-net	9,411

REALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	39

Net gain on investments	39

Net increase in net assets resulting from operations	$9,450

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST 2012 Semiannual Report            7

Statements of CHANGES IN NET ASSETS all dollars are rounded to thousands (000)

	Prime Portfolio
	Six-Month Period Ended 06/30/2012 (unaudited)	Year Ended 12/31/2011
OPERATIONS:
Investment income-net	$9,411	$18,829
Net realized gain on investments	39	74

Net increase in net assets resulting from operations	9,450	18,903

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income-net	(9,411)	(18,829)

Total distributions	(9,411)	(18,829)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sales	6,434,160	15,930,151
Payments for redemptions	(8,305,678)	(14,858,514)

Increase (decrease) in net assets from capital share transactions	(1,871,518)	1,071,637

Total increase (decrease) in net assets	(1,871,479)	1,071,711
Net assets at beginning of period	7,493,397	6,421,686

Net assets at end of period	$5,621,918	$7,493,397

Distributions in excess of net investment income	$(3)	$(3)

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST 2012 Semiannual Report            8

FINANCIAL HIGHLIGHTS For a share outstanding throughout the indicated periods

	Prime Portfolio
	Six-Month Period Ended 6/30/2012 (unaudited)[1]	Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009		Year Ended 12/31/2008	Year Ended 12/31/2007
PER-SHARE DATA:
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Net investment income	— [2]	— [2]	— [2]	0.01		0.03	0.05
Distributions from net investment income	— [2]	— [2]	— [2]	(0.01)		(0.03)	(0.05)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

RATIOS / SUPPLEMENTAL DATA:
Total return	0.14%	0.23%	0.27%	0.58	%[3],[4]	2.90%[5]	5.47%
Net assets at end of period (000)	$5,621,918	$7,493,397	$6,421,686	$5,676,856		$4,814,948	$11,085,291
Ratio of expenses to average net assets[6]	0.02%	0.02%	0.02%	0.02%		0.02%	0.02%
Ratio of net investment income to average net assets	0.28%	0.23%	0.27%	0.55%		2.91%	5.35%

[1]	All ratios for the period have been annualized, except total return.
[2]	Rounds to zero.
[3]

Without the support agreement (note 7), the net asset value per share would have been $0.99 at the beginning of the period and $1.00 at the end of the period, which would have resulted in a total return of 1.60% for the period.

[4]	The impact on total return due to a reimbursement from affiliate was less than 0.01%.
[5]

Without the support agreement (note 7), the net asset value per share would have been $1.00 at the beginning of the period and $0.99 at the end of the period, which would have resulted in a total return of 1.88% for the period.

[6]	Expense ratio is based on total expenses of the portfolio before indirect payments received from or paid to the custodian (if any).

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST 2012 Semiannual Report            9

Notes to FINANCIAL STATEMENTS (unaudited as to June 30, 2012), all dollars and shares are rounded to thousands (000)

1 > Organization

The Mount Vernon Securities Lending Trust (the “trust”) was organized as a Delaware business trust on August 18, 2005 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The trust has established a series of shares of beneficial interest representing interests in Mount Vernon Securities Lending Prime Portfolio (the “portfolio”), which operates as a money market fund governed by Rule 2a-7 of the Act. The portfolio commenced operations on April 1, 2006.

The portfolio is used as a vehicle for the investment of cash collateral received in conjunction with securities loaned under the securities lending program maintained by U.S. Bank National Association (“U.S. Bank”). The portfolio’s offering memorandum provides a description of the portfolio’s investment objective, principal investment strategy, and principal risks.

2 > Summary of Significant Accounting Policies

The significant accounting policies followed by the portfolio are as follows:

SECURITY VALUATIONS – Investment securities held in the portfolio are stated at amortized cost (except for investments in other money market funds), which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Act, the fair values of the securities held in the portfolio are determined at least once per week using prices supplied by the portfolio’s independent pricing services. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities. These values are then compared to the securities’ amortized cost. If the investment advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the investment advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the portfolio’s board of trustees (the “trustees”). Investments in other money market funds are valued at their respective net asset values on the valuation date. Investments that are not valued using the methods discussed above are valued at their fair value as determined by procedures approved by the trustees. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the portfolio exceeds 0.25%, the portfolio’s administrator will notify the trustees and monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the trustees will be convened, and the trustees will determine what action, if any, to take. During the six-month period ended June 30, 2012, the difference between the aggregate market price and aggregate amortized cost of all securities held by the portfolio did not exceed 0.25%.

U.S. Generally Accepted Accounting Principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the portfolio are U.S. Treasury bills and certain money market instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments). Generally the types of securities included in Level 3 of the portfolio are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures approved by the trustees.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

MOUNT VERNON SECURITIES LENDING TRUST 2012 Semiannual Report            10

Notes to FINANCIAL STATEMENTS (unaudited as to June 30, 2012), all dollars and shares are rounded to thousands (000)

As of June 30, 2012, the portfolio’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$1,329,311	$—	$1,329,311
Government Agency Repurchase Agreement	—	795,000	—	795,000
Other Notes	—	761,852	—	761,852
Financial Company Commercial Paper	—	688,788	—	688,788
Government Agency Debt	—	644,991	—	644,991
Variable Rate Demand Notes	—	568,840	—	568,840
Asset Backed Commercial Paper	—	439,536	—	439,536
Other Repurchase Agreement	—	130,000	—	130,000
Treasury Repurchase Agreement	—	67,819	—	67,819
Investment Companies	195,327	—	—	195,327

Total Investments	$195,327	$5,426,137	$—	$5,621,464

During the six-month period ended June 30, 2012, there were no transfers between valuation levels. The portfolio did not hold any Level 3 securities at December 31, 2011 or June 30, 2012. Therefore, no Level 3 roll-forward is needed.

ILLIQUID OR RESTRICTED SECURITIES – A security or other asset may be considered illiquid if it lacks a readily available market. Securities or other assets are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the portfolio. Illiquid securities or other assets may be valued under methods approved by the trustees as reflecting fair value. The portfolio intends to invest no more than 5% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities or other assets. As of June 30, 2012, the portfolio held no investments in illiquid securities.

Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the portfolio’s trustees as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a portfolio’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the portfolio records security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and paid monthly. A shareholder’s right to receive dividends and distributions with respect to shares purchased commences on the effective date of the purchase of such shares and continues through the day immediately preceding the effective date of redemption of such shares.

FEDERAL TAXES – The portfolio is treated as a taxable entity and intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

As of June 30, 2012, the portfolio did not have any tax positions that did not meet the “more-likely-than-not threshold” of being sustained by the applicable tax authority. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate capital accounts in the fiscal period in which the differences arise.

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains (losses) were recorded by the portfolio.

The distributions paid during the six-month period ended June 30, 2012 (estimated) and the fiscal year ended December 31, 2011 (adjusted by dividends payable as of June 30, 2012 and December 31, 2011), were as follows:

	Six-Month Period Ended 06/30/12	Fiscal Year Ended 12/31/11
Ordinary Income	$9,301	$18,725

Total Distributions	$9,301	$18,725

MOUNT VERNON SECURITIES LENDING TRUST 2012 Semiannual Report            11

Notes to FINANCIAL STATEMENTS (unaudited as to June 30, 2012), all dollars and shares are rounded to thousands (000)

As of December 31, 2011, the portfolio’s most recently completed fiscal year-end, the components of accumulated earnings (deficit) on a tax-basis were as follows:

Amount
Undistributed Ordinary Income	$1,281
Accumulated Capital and Post-October Losses	(6,390)

Total Accumulated Deficit	$(5,109)

The differences between book-basis and tax-basis undistributed/accumulated income, gains, and losses are primarily due to the recognition of write-downs as of December 31, 2011.

As of December 31, 2011, the portfolio had a capital loss carry forward of $6,390. If not offset by subsequent capital gains, $19 of losses will expire in the fiscal year ending December 31, 2016 and $6,371 of losses will expire in the fiscal year ending December 31, 2018.

REPURCHASE AGREEMENTS – The portfolio may enter into repurchase agreements with counterparties whom the portfolio’s investment advisor deems creditworthy, subject to the counterparty’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the portfolio plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. The portfolio may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the counterparty’s custodian bank until the maturity of the repurchase agreement. Provisions of the repurchase agreements ensure that the value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the portfolio may be delayed or limited.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the portfolio, along with other registered investment companies advised by U.S. Bancorp Asset Management, Inc. (“USBAM”), may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolio to borrow from, or lend money to, other participating funds. The portfolio did not have any interfund lending transactions during the six-month period ended June 30, 2012.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with GAAP, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

EVENTS SUBSEQUENT TO PERIOD END – Management has evaluated portfolio related events and transactions that occurred subsequent to June 30, 2012 through the date of issuance of the portfolio’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the portfolio’s financial statements.

3 > Service Providers and Fees Paid to Affiliates

INVESTMENT ADVISOR – Pursuant to an investment advisory agreement, USBAM manages the portfolio’s assets and furnishes related office facilities, equipment, research, and personnel. USBAM does not charge an investment advisory fee for its investment advisory services to the portfolio.

ADMINISTRATOR – Pursuant to an administration agreement, USBAM provides various administrative services to the portfolio. These services include general administrative, accounting, and transfer agent services. USBAM receives total fees, on an annual basis, equal to 0.02% of the aggregate average daily net assets of the portfolio, and bears all of the portfolio’s other expenses, except for brokerage commissions and other expenditures in connection with the purchase and sale of portfolio securities, interest expense and, subject to the specific approval of a majority of the trustees who are not interested persons of the trust, taxes and extraordinary expenses.

CUSTODIAN – Pursuant to a custodian agreement, U.S. Bank serves as the portfolio’s custodian. U.S. Bank does not charge a fee for its custody services to the portfolio. Under the custodian agreement, interest expense is charged for cash overdrafts incurred (if any). For the six-month period ended June 30, 2012, the portfolio did not incur any interest expense due to overdrafts.

4 > Investment Security Transactions

During the six-month period ended June 30, 2012, all purchases of securities and proceeds from sales of securities were of securities whose maturities or reset dates at the time of acquisition were one year or less.

MOUNT VERNON SECURITIES LENDING TRUST 2012 Semiannual Report            12

Notes to FINANCIAL STATEMENTS (unaudited as to June 30, 2012), all dollars and shares are rounded to thousands (000)

5 > Indemnifications

The trust enters into contracts that contain a variety of indemnifications. The portfolio’s maximum exposure under these arrangements is unknown. However, the portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6 > Primary Fund Redemption

On September 16, 2008, the portfolio redeemed at a net asset value of $1.00 per share, 557,000 shares of the Primary Fund, a series of the Reserve Fund. Subsequent to such redemption and before any redemption proceeds were paid to the portfolio, the Primary Fund’s net asset value per share dropped below $1.00 and the SEC granted an order permitting the Primary Fund to postpone the payment of redemption proceeds. Since that time, the portfolio has received periodic payments from the Primary Fund and on July 15, 2010, received a final payment. From redemption date through the final payment, the portfolio received total redemption proceeds of $551,333 from the Primary Fund.

7 > Support Agreement with Affiliate

On September 28, 2008, an affiliate of the portfolio’s advisor (the “support provider”) entered into a support agreement (the “agreement”) with the portfolio that would have prevented any losses realized on the $40,000 principal amount of notes issued by Lehman Brothers Holdings or any losses realized on the portfolio’s receivable for its Primary Fund redemption proceeds (see note 6) (up to a maximum loss on the receivable of $27,850) from causing the price at which the portfolio purchased and redeemed its shares to drop below $1.00 per share. The agreement, which was entered into at no cost to the portfolio, terminated on October 31, 2009.

On March 12, 2009, an affiliate of the portfolio’s investment advisor purchased Lehman Brothers Holdings notes held in the portfolio, in accordance with Rule 17a-9 under the Act.

Because of the level of proceeds received both on the sale of Lehman Brothers Holdings notes and from the Primary Fund (see note 6), no payments were required to be made, or were made, to the portfolio under the agreement.

MOUNT VERNON SECURITIES LENDING TRUST 2012 Semiannual Report            13

Notice to SHAREHOLDERS June 30, 2012 (unaudited)

HOW TO OBTAIN A COPY OF THE PORTFOLIO’S PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures the portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the portfolio voted proxies relating to portfolio securities, is available without charge upon request by calling 612-303-4088 and on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

FORM N-Q HOLDINGS INFORMATION

The portfolio is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The portfolio’s Form N-Q holdings are available without charge (1) upon request by calling 612-303-4088 and (2) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. In addition, you may review and copy the portfolio’s Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

APPROVAL OF THE TRUST’S INVESTMENT ADVISORY AGREEMENT

The trustees oversee the management of the portfolio and, as required by law, determine annually whether to renew the portfolio’s advisory agreement with USBAM.

At a meeting on June 19-20, 2012, the trustees considered information relating to the portfolio’s investment advisory agreement with USBAM (the “Agreement”). In advance of the meeting, the trustees received materials relating to the Agreement and had the opportunity to ask questions and request further information in connection with its consideration. At that meeting, the trustees concluded its consideration of and approved the Agreement through June 30, 2013.

In considering the Agreement, the trustees, advised by independent legal counsel, reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality, and extent of USBAM’s services to the portfolio, (2) the investment performance of the portfolio, (3) the profitability of USBAM related to the portfolio, including an analysis of USBAM’s cost of providing services and comparative expense information, and (4) other benefits that accrue to USBAM through its relationship with the portfolio. When reviewing and approving investment company advisory contracts, boards of trustees generally also consider the extent to which economies of scale will be realized as the investment company grows and whether fee levels reflect these economies of scale for the benefit of shareholders. The trustees noted, however, that USBAM does not charge advisory fees for the management of the portfolio. The trustees therefore determined that a consideration of economies of scale was not relevant to its evaluation of the Agreement. In its deliberations, the trustees did not identify any single factor which alone was responsible for the trustees’ decision to approve the Agreement.

Before approving the Agreement, the trustees met in executive session with their independent counsel on numerous occasions to consider the materials provided by USBAM and the terms of the Agreement. Based on its evaluation of those materials, the trustees concluded that the Agreement is fair and in the best interests of the shareholders of the portfolio. In reaching its conclusions, the trustees considered the following:

Nature, Quality, and Extent of Investment Advisory Services

The trustees examined the nature, quality, and extent of the services provided by USBAM to the portfolio. The trustees reviewed USBAM’s key personnel who provide investment management services to the portfolio as well as the fact that, under the Agreement, USBAM has the authority and responsibility to make and execute investment decisions for the portfolio within the framework of the portfolio’s investment policies and restrictions, subject to review by the trustees. The trustees further considered that USBAM’s duties with respect to the portfolio include: (i) investment research and security selection, (ii) adherence to (and monitoring compliance with) the portfolio’s investment policies and restrictions and the Act, and (iii) monitoring the performance of the various organizations providing services to the portfolio, including the portfolio’s custodian. Finally, the trustees considered USBAM’s representation that the services provided by USBAM under the Agreement are the types of services customarily provided by investment advisors in the fund industry. The trustees also considered compliance reports about USBAM from the portfolio’s Chief Compliance Officer.

Based on the foregoing, the trustees concluded that the portfolio is likely to benefit from the nature, quality, and extent of the services provided by USBAM under the Agreement.

MOUNT VERNON SECURITIES LENDING TRUST 2012 Semiannual Report            14

Notice to SHAREHOLDERS June 30, 2012 (unaudited)

Investment Performance of the Portfolio

The trustees considered the performance of the portfolio on a gross and net-of-expenses basis, including comparative information provided by an independent data service, regarding the median performance of a group of comparable funds selected by that data service (the “performance universe”). The trustees considered that, although the portfolio underperformed its performance universe median for the one-, three and five-year periods through February 29, 2012, on a gross-of-expenses basis, the portfolio outperformed its performance universe median on a net-of-expenses basis for all periods. In light of the foregoing, the trustees concluded that it would be in the interest of the portfolio and its shareholders to renew the Agreement.

Costs of Services and Profits Realized by USBAM

The trustees examined USBAM’s costs in serving as the portfolio’s investment manager, including the costs associated with the personnel and systems necessary to manage the portfolio. The trustees also considered the profitability of USBAM and its affiliates resulting from their relationship with the portfolio. The trustees compared fee and expense information for the portfolio to fee and expense information for comparable funds managed by other advisors. The trustees also reviewed advisory fees for other funds advised or sub-advised by USBAM and for private accounts managed by USBAM.

The trustees noted that USBAM does not receive an advisory fee from the portfolio. Nevertheless, the Board considered information provided by an independent data service, so as to compare the portfolio’s total expense ratio to the median total expense ratio of comparable funds. The Board noted that the portfolio’s total expense ratio is lower than its peer group median total expense ratio. The Board concluded that the total expense ratio is reasonable in light of the services provided.

Other Benefits to USBAM

In evaluating the benefits that accrue to USBAM through its relationship with the portfolio, the Board noted that USBAM and certain of its affiliates serve the portfolio in various capacities, including as investment advisor, administrator, transfer agent and custodian. The Board considered that USBAM receives compensation for the administrative and transfer agency services it provides, but that no other fees are charged to the portfolio by USBAM or its affiliates. The Board considered that each service provided to the portfolio by USBAM or one of its affiliates is pursuant to a written agreement, which the Board evaluates periodically as required by law.

After full consideration of these factors, the Board concluded that approval of the Agreement was in the interest of the portfolio and its shareholders.

MOUNT VERNON SECURITIES LENDING TRUST 2012 Semiannual Report            15

Item 2—Code of Ethics

Not applicable to semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7 (d)(2)(ii)(G) of Schedule 14A, or this Item.

Item 11—Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1) Not applicable. Registrant’s Code of Ethical Conduct is provided to any person upon request without charge.

(a)(2) Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3) Not applicable.

(b) Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mount Vernon Securities Lending Trust

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: August 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: August 24, 2012

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: August 24, 2012